Other liabilities - Contingent Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Kintuk
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of equity interests acquired	100.00%
Contingent consideration	$ 26,222	$ 16,632	$ 21,965
Kintuk | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration	0
Kintuk | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration	$ 60,000
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period for contingent consideration	8 years 6 months
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements	$ 0
Average simulated revenues		135,868	157,276
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements	$ 60,000
Average simulated revenues		$ 262,441	$ 317,507
Ferroglobe Mangan Norge
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates (as a percent)	11.50%	12.50%	11.50%
Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Discount rates (as a percent)	11.00%	11.50%	11.00%